Stockholders' Equity (Shares Outstanding And Treasury Shares Held) (Details)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
Shares outstanding	176,753,270	176,750,599	175,209,082
Treasury shares	1,837,984	1,178,323	776,355